JPMorgan U.S. Equity Fund
Schedule of Portfolio Investments as of March 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.6%
Aerospace & Defense — 2.8%
Howmet Aerospace, Inc.	3,503	239,695
Northrop Grumman Corp.	1,136	543,661
		783,356
Banks — 4.1%
US Bancorp	9,776	436,979
Wells Fargo & Co.	12,501	724,544
		1,161,523
Biotechnology — 5.9%
AbbVie, Inc.	3,744	681,716
Biogen, Inc. *	567	122,219
Regeneron Pharmaceuticals, Inc. *	612	589,037
Vertex Pharmaceuticals, Inc. *	636	265,965
		1,658,937
Broadline Retail — 5.2%
Amazon.com, Inc. *	8,170	1,473,750
Building Products — 2.1%
Carrier Global Corp.	4,017	233,496
Trane Technologies plc	1,176	353,079
		586,575
Capital Markets — 3.2%
Ameriprise Financial, Inc.	1,066	467,352
Morgan Stanley	4,807	452,683
		920,035
Chemicals — 1.1%
PPG Industries, Inc.	2,136	309,497
Construction Materials — 1.6%
Vulcan Materials Co.	1,613	440,187
Consumer Finance — 1.9%
American Express Co.	2,422	551,479
Electric Utilities — 2.6%
NextEra Energy, Inc.	4,680	299,124
PG&E Corp.	25,704	430,790
		729,914
Electrical Equipment — 2.2%
Eaton Corp. plc	2,031	634,939
Energy Equipment & Services — 1.8%
Baker Hughes Co.	15,551	520,954
Financial Services — 2.7%
Corpay, Inc. *	584	180,338
Mastercard, Inc., Class A	1,193	574,434
		754,772

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Food Products — 1.2%
Mondelez International, Inc., Class A	4,828	337,942
Ground Transportation — 2.0%
CSX Corp.	15,443	572,478
Health Care Equipment & Supplies — 2.5%
Medtronic plc	3,207	279,443
Stryker Corp.	1,228	439,493
		718,936
Health Care Providers & Services — 2.3%
UnitedHealth Group, Inc.	1,311	648,756
Hotels, Restaurants & Leisure — 2.7%
Marriott International, Inc., Class A	1,032	260,307
McDonald's Corp.	1,755	494,912
		755,219
Industrial REITs — 1.8%
Prologis, Inc.	3,960	515,731
Insurance — 1.9%
Progressive Corp. (The)	993	205,440
Travelers Cos., Inc. (The)	1,384	318,546
		523,986
Interactive Media & Services — 6.2%
Alphabet, Inc., Class A *	5,654	853,281
Meta Platforms, Inc., Class A	1,886	915,935
		1,769,216
IT Services — 1.4%
Accenture plc, Class A	1,153	399,492
Life Sciences Tools & Services — 1.1%
Danaher Corp.	1,266	316,204
Machinery — 2.3%
Deere & Co.	1,601	657,701
Oil, Gas & Consumable Fuels — 3.0%
ConocoPhillips	3,036	386,413
Exxon Mobil Corp.	3,946	458,754
		845,167
Pharmaceuticals — 2.2%
Bristol-Myers Squibb Co.	6,811	369,368
Eli Lilly & Co.	336	261,494
		630,862
Semiconductors & Semiconductor Equipment — 9.7%
Analog Devices, Inc.	1,402	277,389
ASML Holding NV (Registered), NYRS (Netherlands)	187	181,883

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
NVIDIA Corp.	1,870	1,689,630
NXP Semiconductors NV (China)	2,439	604,197
		2,753,099
Software — 12.0%
Intuit, Inc.	570	370,469
Microsoft Corp.	6,193	2,605,624
Oracle Corp.	3,321	417,114
		3,393,207
Specialty Retail — 4.4%
AutoZone, Inc. *	116	365,746
Lowe's Cos., Inc.	2,431	619,206
TJX Cos., Inc. (The)	2,437	247,143
		1,232,095
Technology Hardware, Storage & Peripherals — 5.7%
Apple, Inc.	8,155	1,398,439
Seagate Technology Holdings plc	2,253	209,602
		1,608,041
Total Common Stocks (Cost $16,601,429)		28,204,050
Short-Term Investments — 0.4%
Investment Companies — 0.4%
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (a) (b) (Cost $97,243)	97,207	97,246
Total Investments — 100.0% (Cost $16,698,672)		28,301,296
Other Assets Less Liabilities — 0.0% ^		10,513
NET ASSETS — 100.0%		28,311,809

Percentages indicated are based on net assets.

Abbreviations
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$28,301,296	$—	$—	$28,301,296

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan U.S. Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (a) (b)	$223,996	$5,208,570	$5,335,427	$108	$(1)	$97,246	97,207	$10,686	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.48% (a) (b)	37,991	10,000	47,995	4	—	—	—	174	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	5,881	9,914	15,795	—	—	—	—	25	—
Total	$267,868	$5,228,484	$5,399,217	$112	$(1)	$97,246		$10,885	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.